SHAREHOLDERS' EQUITY (Details)					1 Months Ended					12 Months Ended
	Aug. 27, 2019 USD ($) $ / shares shares	Jul. 31, 2019 shares	Jan. 16, 2018 USD ($) Y $ / shares shares	Jan. 09, 2018 USD ($) Y $ / shares shares	Apr. 25, 2018	Jan. 31, 2018 shares	Jan. 16, 2018 USD ($) Y $ / shares shares	Jan. 31, 2016 shares	Apr. 30, 2014 shares	Sep. 30, 2017 USD ($)	Sep. 30, 2019	Sep. 30, 2018	Nov. 18, 2016 Y
Disclosure of classes of share capital
Reverse stock split, conversion ratio					20
Realm | Non-recurring fair value measurement
Disclosure of classes of share capital
Asset Acquisition, Aggregate Consideration, Shares Issued		6,718,150
August 2019 Financing
Disclosure of classes of share capital
Number of shares issued for financing	6,080,596
Gross proceeds on issuance of common shares and warrants | $	$ 36,000,000
Subscription price per common share | $ / shares	$ 2.00
Amount of other financing costs | $	$ 687,510
Amount of cash commission to agent | $	$ 1,978,770
January Financing 2018 | First Tranche
Disclosure of classes of share capital
Number of shares issued				168,750
Number of shares issued for financing				3,427,250
Proceeds from issuing shares | $				$ 675,000
Gross proceeds on issuance of common shares and warrants | $				$ 20,325,000
Subscription price per common share | $ / shares				$ 4.00
Subscription price for pre-funded warrants | $ / shares				$ 4.00
Deferred financing costs | $										$ 211,073
Amount of other financing costs | $				$ 810,500
Amount of cash commission to agent | $				1,204,000
January Financing 2018 | Second Tranche
Disclosure of classes of share capital
Number of shares issued for financing							465,000
Gross proceeds on issuance of common shares and warrants | $							$ 4,000,000
Subscription price per common share | $ / shares			$ 4.00				$ 4.00
Amount of other financing costs | $							$ 18,599
Amount of cash commission to agent | $							$ 352,800
Number of additional common shares issued for which partial exercised over-allotment option							260,000
Additional proceeds of common shares issued for which partial exercised over-allotment option | $							$ 1,040,000
January Financing 2018 | Omega Fund IV, L.P. (Omega)
Disclosure of classes of share capital
Number of common shares acquired						465,000
Ownership threshold of common shares to be held by Omega to maintain nomination rights						9.99%
Private Placement January 2016
Disclosure of classes of share capital
Number of units issued for private placement								227,273
Private Placement January 2016 | Clarus Lifesciences III, L.P. ("Clarus")
Disclosure of classes of share capital
Number of common shares acquired								106,061
Minimum number of common shares to be held by Clarus to maintain nomination rights								53,030
Broker Warrants
Disclosure of classes of share capital
Number of warrants issued									1,250
Broker Warrants | January Financing 2018 | First Tranche
Disclosure of classes of share capital
Fair value of warrants issued | $				$ 495,033
Exercise price per broker warrant | $ / shares				$ 4.00
Number of warrants issued				175,937
Term of warrants				5 years
Volatility rate				82.00%
Number of common share into which each warrant exercisable				1
Broker Warrants | January Financing 2018 | Second Tranche
Disclosure of classes of share capital
Fair value of warrants issued | $			$ 177,188				$ 177,188
Number of warrants issued							63,000
Volatility rate							81.90%
Exercise price for warrants | $ / shares			$ 4.00				$ 4.00
Number of common share into which each warrant exercisable							1
Pre Funded Warrants | August 2019 Financing
Disclosure of classes of share capital
Number of warrants issued	11,919,404
Term of warrants	5 years
Number of common share into which each warrant exercisable	1
Pre Funded Warrants | January Financing 2018
Disclosure of classes of share capital
Number of warrants issued				1,654,000
Pre Funded Warrants | January Financing 2018 | First Tranche
Disclosure of classes of share capital
Term of warrants				5 years
Number of common share into which each warrant exercisable				1
Pre Funded Warrants | January Financing 2018 | Second Tranche
Disclosure of classes of share capital
Number of warrants issued			535,000
Term of warrants							5 years
Number of common share into which each warrant exercisable							1
Pre Funded Warrants | January Financing 2018 | Omega Fund IV, L.P. (Omega)
Disclosure of classes of share capital
Number of warrants issued							535,000
SVB
Disclosure of classes of share capital
Weighted average assumptions | Y													7
Risk-free interest rate
Disclosure of classes of share capital
Weighted average assumptions											0.0331	0.0306
Risk-free interest rate | Broker Warrants | January Financing 2018 | First Tranche
Disclosure of classes of share capital
Weighted average assumptions				2.33
Risk-free interest rate | Broker Warrants | January Financing 2018 | Second Tranche
Disclosure of classes of share capital
Weighted average assumptions			2.36				2.36
Expected life | Broker Warrants | January Financing 2018 | First Tranche
Disclosure of classes of share capital
Weighted average assumptions | Y				5
Expected life | Broker Warrants | January Financing 2018 | Second Tranche
Disclosure of classes of share capital
Weighted average assumptions | Y			5				5
Expected annualized volatility
Disclosure of classes of share capital
Weighted average assumptions											0.747	0.680
Dividend rate
Disclosure of classes of share capital
Weighted average assumptions											0	0
Dividend rate | Broker Warrants | January Financing 2018 | First Tranche
Disclosure of classes of share capital
Weighted average assumptions				0.00
Dividend rate | Broker Warrants | January Financing 2018 | Second Tranche
Disclosure of classes of share capital
Weighted average assumptions			0.00				0.00